UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management U.S.A. Inc.
Address: 180 Maiden Lane
         New York
         New York 10038

13F File Number: 28-6692

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John J. Boretti
Title:    Senior Vice President
Phone:    (212) 509-1538
Signature, Place, and Date of Signing:

/s/ John J. Boretti, New York, New York, August 2, 2000
--------------------------------------------------------------------------------

Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           62

Form 13F Information Table Value Total:      474,641

List of Other Included Managers:

 No.  13F File Number     Name

                                    FORM 13F
         Name of Reporting Manager : Nomura Asset Management U.S.A. Inc.

                             As Of Date: 06/30/2000

                                                       VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
-------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
AMERICA ONLINE INC         COM              02364J104  12,291  233,000   X                            233,000
------------------------------------------------------------------------------------------------------------------------------
AMERICAN HOME PRODS        COM              026609107  10,907  185,650   X                            185,650
------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH COS I       COM              035229103   5,968   79,900   X                             79,900
------------------------------------------------------------------------------------------------------------------------------
APPLIED MATERIALS IN       COM              038222105  12,615  139,200   X                            139,200
------------------------------------------------------------------------------------------------------------------------------
ATT CORP                   COM              001957109   5,365  169,650   X                            169,650
------------------------------------------------------------------------------------------------------------------------------
BCE INC                    COM              05534B109     500   21,000   X                             21,000
------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB       COM              110122108   7,593  130,350   X                            130,350
------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYSTEMS        COM              12686C109   4,751   70,000   X                             70,000
------------------------------------------------------------------------------------------------------------------------------
CANADIAN NAT RAILWAY       COM              136375102   1,751   60,000   X                             60,000
------------------------------------------------------------------------------------------------------------------------------
CANADIAN PACIFIC LTD       COM              135923100   1,048   40,000   X                             40,000
------------------------------------------------------------------------------------------------------------------------------
CHASE MANHATTAN CORP       COM              16161A108  11,736  254,775   X                            254,775
------------------------------------------------------------------------------------------------------------------------------
CHINA STL CORP             Spons.ADR        169417102   3,338  251,000   X                                              251000
------------------------------------------------------------------------------------------------------------------------------
CIENA CORP                 COM              171779101  19,352  116,100   X                            116,100
------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC              COM              17275R102  21,262  334,500   X                            334,500
------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC              COM              172967101  13,918  231,000   X                            231,000
------------------------------------------------------------------------------------------------------------------------------
COCA COLA CO               COM              191216100   7,567  131,750   X                            131,750
------------------------------------------------------------------------------------------------------------------------------
CORNING INC                COM              219350105  19,890   73,700   X                             73,700
------------------------------------------------------------------------------------------------------------------------------
DOW CHEM CO                COM              260543103   2,741   90,800   X                             90,800
------------------------------------------------------------------------------------------------------------------------------
ESTEE LAUDER COMPANY       COM              518439104   5,651  114,300   X                            114,300
------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP           COM              30231G102   9,335  118,923   X                            118,923
------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO            COM              369604103  20,795  392,350   X                            392,350
------------------------------------------------------------------------------------------------------------------------------
GENERAL MOTORS-CLA H       COM              370442832   1,332   15,179   X                             15,179
------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP          COM              370442105   2,067   35,600   X                             35,600
------------------------------------------------------------------------------------------------------------------------------
GILLETTE COMPANY           COM              375766102   4,053  116,000   X                            116,000
------------------------------------------------------------------------------------------------------------------------------
GTE CORP                   COM              362320103   5,316   85,400   X                             85,400
------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO             COM              406216101   7,715  163,500   X                            163,500
------------------------------------------------------------------------------------------------------------------------------
ICICI LTD - ADR            Spons.ADR        44926P202     399   14,350   X                             14,350
------------------------------------------------------------------------------------------------------------------------------
INCO LTD                   COM              453258402   1,538  100,000   X                            100,000
------------------------------------------------------------------------------------------------------------------------------
INFOSYS TECHNLGY ADR       Spons.ADR        456788108   1,047    4,310   X                              4,310
------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINE       COM              459200101   8,918   81,400   X                             81,400
------------------------------------------------------------------------------------------------------------------------------
KOREA TELECOM CORP         Spons.ADR        50063P103   1,964   40,600   X                             40,600
------------------------------------------------------------------------------------------------------------------------------
MANPOWER INC WIS           COM              56418H100   2,115   66,100   X                             66,100
------------------------------------------------------------------------------------------------------------------------------
            SUBTOTAL                                  234,838
------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
         Name of Reporting Manager : Nomura Asset Management U.S.A. Inc.

                             As Of Date: 06/30/2000

                                                       VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE
-------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
MELLON FINANCIAL           COM              58551A108  10,971  301,100   X                            301,100
------------------------------------------------------------------------------------------------------------------------------
MERCK CO INC               COM              589331107  10,122  132,100   X                            132,100
------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP             COM              594918104  17,080  213,500   X                            213,500
------------------------------------------------------------------------------------------------------------------------------
MORGAN STAN DEAN WIT       COM              617446448  10,140  121,800   X                            121,800
------------------------------------------------------------------------------------------------------------------------------
NORTEL NETWORKS CORP       COM              656568102   5,936   86,978   X                             86,978
------------------------------------------------------------------------------------------------------------------------------
NORTHWEST AIRLINES A       Spons.ADR        667280101  10,257  337,000   X                            337,000
------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                 COM              717081103  11,314  235,700   X                            235,700
------------------------------------------------------------------------------------------------------------------------------
PHILLIPINE LONG DIST       Spons.ADR        718252604     178   10,000   X                                               10000
------------------------------------------------------------------------------------------------------------------------------
POHANG IRON+STEEL          Spons.ADR        730450103     166    7,000   X                               7000
------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO        COM              742718109   5,296   92,500   X                             92,500
------------------------------------------------------------------------------------------------------------------------------
ROC TAIWAN FD              COM              749651105   1,911  220,000   X                                              220000
------------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS I       COM              78387G103   9,593  221,806   X                            221,806
------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP       COM              806605101   7,499  148,500   X                            148,500
------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD           COM              806857108   8,903  119,300   X                            119,300
------------------------------------------------------------------------------------------------------------------------------
SK TELECOM LTD             Spons.ADR        78440P108     535   14,670   X                             14,670
------------------------------------------------------------------------------------------------------------------------------
SPX CORP                   COM              784635104  12,771  105,600   X                            105,600
------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS INC       COM              866810104  10,521  115,700   X                            115,700
------------------------------------------------------------------------------------------------------------------------------
SUNCOR ENERGY              COM              867229106     909   39,000   X                              39000
------------------------------------------------------------------------------------------------------------------------------
TAIWAN FD INC              COM              874036106   3,108  162,500   X                                             162500
------------------------------------------------------------------------------------------------------------------------------
TAIWAN SEMICNDCTR CO       Spons.ADR        874039100  15,987  404,314   X                              26097          378217
------------------------------------------------------------------------------------------------------------------------------
TARGET CORP                COM              87612E106   3,550   61,200   X                             61,200
------------------------------------------------------------------------------------------------------------------------------
TECHNITROL INC.            COM              878555101   4,960   51,200   X                             51,200
------------------------------------------------------------------------------------------------------------------------------
TELLABS INC                COM              879664100  11,525  168,400   X                            168,400
------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRUMENTS IN       COM              882508104   8,497  123,700   X                            123,700
------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN SEDCO FX        COM              G90078109   9,904  185,330   X                            185,330
------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW          COM              902124106  11,062  233,500   X                            233,500
------------------------------------------------------------------------------------------------------------------------------
UNION PAC CORP             COM              907818108   2,536   68,200   X                             68,200
------------------------------------------------------------------------------------------------------------------------------
USX MARATHON GROUP         COM              902905827   2,855  113,900   X                            113,900
------------------------------------------------------------------------------------------------------------------------------
WAL MART STORES INC        COM              931142103  15,723  272,850   X                            272,850
------------------------------------------------------------------------------------------------------------------------------
WORLDCOM INC               COM              98157D106  15,994  348,650   X                            348,650
------------------------------------------------------------------------------------------------------------------------------
            SUBTOTAL                                  239,803
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
         GRAND TOTAL                                  474,641
------------------------------------------------------------------------------------------------------------------------------